Reconciliation of liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Disclosure of reconciliation of liabilities arising from financing activities [text block]
The table below details changes in the Company's liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Company's consolidated statements of cash flows from financing activities.

	Cash / non-cash	Total loans and borrowings (Note 21)	Financial payables (Note 22)	Derivatives: (Net) Fair value of forward foreign exchange and currency swap contracts FVPTL	Derivatives: (Net) Fair value of cross currency interest rate swaps
		€m	€m	€m	€m
Opening balance Jan 1, 2018		1,398.4	3.1	0.7	42.8
Restatement on adoption of IFRS 9 (Note 2)	Non-cash	(21.8)	—	—	—
Restated opening balance Jan 1, 2018		1,376.6	3.1	0.7	42.8
Cash inflow (1)	Cash	355.6	3.4	0.8	13.8
Cash outflow (2)	Cash	(5.9)	(59.1)	—	(3.6)
Interest accretion	Cash	—	64.4	—	—
Acquired through business combinations	Non-cash	2.5	—	—	—
Exchange movement	Non-cash	32.7	(0.8)	—	—
Fair value changes	Non-cash	—	—	(1.4)	(53.3)
Other non-cash adjustments	Non-cash	2.8	(3.3)	—	—
Closing balance Dec 31, 2018		1,764.3	7.7	0.1	(0.3)

	Cash / non-cash	Total loans and borrowings (Note 21)	Total finance lease obligations	Financial payables (Note 22)	Derivatives: (Net) Fair value of forward foreign exchange and currency swap contracts FVPTL	Derivatives: (Net) Fair value of cross currency interest rate swaps
		€m	€m	€m	€m	€m
Opening balance Jan 1, 2017		1,446.8	1.6	1.7	0.3	—
Cash inflow (1)	Cash	1,470.5	—	—	3.9	4.5
Cash outflow (2)	Cash	(1,469.5)	(1.6)	(53.3)	—	(2.3)
Interest accretion	Cash	—	—	54.0	—	—
Exchange movement	Non-cash	(55.7)	—	0.7	—	—
Fair value changes	Non-cash	—	—	—	(3.5)	40.6
Other non-cash adjustments	Non-cash	6.3	—	—	—	—
Closing balance Dec 31, 2017		1,398.4	—	3.1	0.7	42.8
(1) Cash inflows from cross currency interest rate swaps are part of effective cash flow hedging relationships and are presented within interest paid within the Consolidated Statements of Cash Flows.
(2) Cash outflows from cross currency interest rate swaps are not part of a cash flow hedge and are presented within proceeds on settlement of derivatives within the Consolidated Statements of Cash Flows.